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Beacon Tactical Risk ETF
Summary Section – Beacon Tactical Risk ETF
Investment Objective.
The primary investment objective of the Beacon Tactical Risk ETF (the “Tactical Risk Fund”) is to seek to provide long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Beacon Tactical Risk ETF Beacon Tactical Risk ETF
Management Fees	0.65%
Other Expenses	1.18%
Acquired Fund Fees and Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.90%
Fee Waiver and Expense Reimbursements	(0.83%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.07%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Tactical Risk Fund and is not a direct expense incurred by the Tactical Risk Fund or deducted from the Tactical Risk Fund assets.
[2]	Pursuant to an operating expense limitation agreement between Beacon Capital Management, Inc. (the “Adviser”) and the Trust, on behalf of the Tactical Risk Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Tactical Risk Fund to ensure that Total Annual Fund Operating Expenses for the Tactical Risk Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Tactical Risk Fund’s average net assets through June 30, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Tactical Risk Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Tactical Risk Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Tactical Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Risk Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through June 30, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF | USD ($)	109	516	949	2,155

Portfolio Turnover.

The Tactical Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Tactical Risk Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 355% of the average value of the portfolio.

Principal Investment Strategies.

The Tactical Risk Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading.  The Tactical Risk Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in the shares of market sector exchange-traded funds (each an “Underlying Sector ETF” and, collectively, the “Underlying Sector ETFs”). Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular U.S market sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index.

Under normal market conditions, the Tactical Risk Fund will invest substantially all of its assets in Underlying Sector ETFs with an equal weighting across 11 different U.S. market sectors – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The Tactical Risk Fund intends to invest in one ETF for each market sector. The 11 sector ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector can swing performance dramatically in one direction or the other.

When selecting Underlying Sector ETFs, the Adviser searches for sector ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Sector ETFs are unaffiliated with the Adviser, and invest solely in U.S.-based issuers. The market capitalization of the underlying portfolio securities of the Underlying Sector ETFs vary and have no limit. Each Underlying Sector ETF varies in composition and may either be diversified or non-diversified. The number of portfolio companies in each of the Underlying Sector ETFs generally ranges from a lower-end of approximately 100 portfolio companies to a higher-end of approximately 400 portfolio companies.

The Tactical Risk Fund also employs a strategy that attempts to minimize losses in volatile markets by monitoring the Underlying Sector ETFs as a group using the Adviser’s internal equally weighted benchmark portfolio of the Underlying Sector ETFs (the “Benchmark Portfolio”). When performance of that group falls by approximately 10% from its high-water mark, or highest valuation, as measured using the Benchmark Portfolio since investing in the Underlying Sector ETFs, a stop loss is triggered, and all of the Underlying Sector ETFs are sold and the proceeds invested in fixed income ETFs – either equally across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF, or in a single ultra short-term bond ETF (each an “Underlying Fixed Income ETF” and, collectively, the “Underlying Fixed Income ETFs”) as discussed in more detail below. When performance of the Benchmark Portfolio rises within a range of approximately 15% to 25% from its low watermark, or lowest valuation, since investing in the Underlying Fixed Income ETFs, the Tactical Risk Fund will liquidate all of the Underlying Fixed Income ETFs and re-invest in the Underlying Sector ETFs with an equal weighting across the 11 market sectors. The Benchmark Portfolio and the Tactical Risk Fund’s portfolio are substantially similar but differ in that (i) the Fund’s portfolio holds cash for both fees and dividends paid, while the Benchmark portfolio only holds cash for dividends paid; and (ii) the Fund’s Portfolio and Benchmark Portfolio are both rebalanced when they are materially out of alignment with the target allocation, but the Benchmark Portfolio is also rebalanced semi-annually.

When selecting Underlying Fixed Income ETFs, the Adviser searches for fixed income ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Fixed Income ETFs are unaffiliated with the Adviser, and invest in medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds. The Underlying Fixed Income ETFs generally seek to maintain a dollar-weighted average maturity and average duration consistent with the respective ultra short-term bond, short-term bond, intermediate-term bond and long-term bond indices they track. Average maturities of bonds held by the Underlying Fixed Income ETFs range from approximately 1 month on the low-end to 23 years on the higher end.

When the Tactical Risk Fund is invested in Underlying Fixed Income ETFs, the Adviser monitors daily a benchmark index that represents short-term bonds (the “2.0 Fixed Income Benchmark Portfolio”) to determine whether to be invested equally across three Underlying Fixed Income ETFs representing short-term bonds, intermediate-term bonds and long-term bonds, respectively, or to be invested in a single ETF representing ultra short-term bonds. When the Tactical Risk Fund initially sells out of the Underlying Sector ETFs, it will invest equally across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF. However, when the 2.0 Fixed Income Benchmark Portfolio reaches its highest value since investing in the Underlying Fixed Income ETFs and then drops 4% from that high watermark, the Adviser will sell out of the short-term bond ETF, intermediate-term bond ETF and long-term bond ETF.  The proceeds from the liquidation will then be invested in an ultra short-term bond ETF.  This 100% ultra short-term fixed income allocation is maintained until a buy trigger is initiated to move back to an equal weighting across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF.  This buy trigger is based on the performance of the 2.0 Fixed Income Benchmark Portfolio, however, unlike the sell trigger, the buy trigger has a range of initiation.  The buy trigger can range from a gain of 6% to 16% from the 2.0 Fixed Income Benchmark Portfolio’s low-water mark (or lowest valuation) since investing in the ultra short-term bond ETF only. Once a buy trigger is initiated, the Underlying Fixed Income ETFs will be re-allocated in the short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF with equal weighting.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Tactical Risk Fund. The following summarizes the principal risks of investing in the Fund. These risks affect the Fund directly as well as through the Underlying ETFs in which it invests.

●	Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Tactical Risk Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

●	Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of an Underlying Fixed Income ETF’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Tactical Risk Fund from buying or selling certain securities or financial instruments. In these circumstances, the Tactical Risk Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	ETF Structure Risk. The Tactical Risk Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Tactical Risk Fund. The Tactical Risk Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Tactical Risk Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Equity Securities Risk. Fluctuations in the value of equity securities held by an Underlying Sector ETF will cause the net asset value (“NAV”) of the Underlying Sector ETF and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Underlying Sector ETF’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Fixed-Income Risk. The value of Underlying Fixed Income ETFs will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Underlying Fixed Income ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Underlying Fixed Income ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Underlying Fixed Income ETF (and the value of the Tactical Risk Fund’s investment in Underlying Fixed Income ETF, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been to rise from historically low levels. A continuing rise in interest rates could result in a decline in the value of the bond investments held by an Underlying Fixed Income ETF. As a result, for the present, interest rate risk may be heightened.

●	Fund of Funds Risk. The Tactical Risk Fund pursues its investment objective by investing its assets in the Underlying Sector ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance depends on the investment performance of the Underlying Sector ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Sector ETFs that comprise the Underlying Index.

●	Income Risk. An Underlying Fixed Income ETF’s income may decline if interest rates fall. This decline in income can occur because the Underlying Fixed Income ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in an index are substituted, or the Underlying Fixed Income ETF otherwise needs to purchase additional bonds.

●	Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which an Underlying Fixed Income ETF may invest. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

●	Investing in Underlying ETFs Risk. Underlying ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. Underlying ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. Underlying ETFs are also subject to investment advisory and other expenses, which will be indirectly paid by the Tactical Risk Fund. As a result, the cost of investing in the Tactical Risk Fund will be higher than the cost of investing directly in the Underlying ETFs and may be higher than other funds that invest directly in stocks and bonds. The Tactical Risk Fund may also be subject to certain other risks specific to each Underlying ETF.

●	Limited History of Operations Risk. The Tactical Risk Fund is a new ETF with a limited history of operations for investors to evaluate.

●	Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Tactical Risk Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Performance.

Because the Tactical Risk Fund is new and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost at www.beaconinvestingetfs.com or by calling 1-866-439-9093. In the future, performance information will be presented in this section of the Prospectus.

The year to date performance of the Tactical Risk Fund through the most recent quarter ended March 31, 2024 is 6.85%.

Beacon Tactical Risk ETF | Active Management Risk [Member]
●	Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Tactical Risk Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Beacon Tactical Risk ETF | Credit Risk [Member]
●	Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of an Underlying Fixed Income ETF’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Beacon Tactical Risk ETF | Early Close/Trading Halt Risk [Member]
●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Tactical Risk Fund from buying or selling certain securities or financial instruments. In these circumstances, the Tactical Risk Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Beacon Tactical Risk ETF | ETF Structure Risk [Member]
●	ETF Structure Risk. The Tactical Risk Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Tactical Risk Fund. The Tactical Risk Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Tactical Risk Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Beacon Tactical Risk ETF | Authorized Participant Risk [Member]
○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Tactical Risk Fund. The Tactical Risk Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Tactical Risk Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Beacon Tactical Risk ETF | Not Individually Redeemable [Member]
○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Beacon Tactical Risk ETF | Trading Issues [Member]
○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Beacon Tactical Risk ETF | Market Price Variance Risk [Member]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Beacon Tactical Risk ETF | Equity Securities Risk [Member]
●	Equity Securities Risk. Fluctuations in the value of equity securities held by an Underlying Sector ETF will cause the net asset value (“NAV”) of the Underlying Sector ETF and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Underlying Sector ETF’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Beacon Tactical Risk ETF | Fixed-Income Risk [Member]
●	Fixed-Income Risk. The value of Underlying Fixed Income ETFs will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Underlying Fixed Income ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Underlying Fixed Income ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Underlying Fixed Income ETF (and the value of the Tactical Risk Fund’s investment in Underlying Fixed Income ETF, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been to rise from historically low levels. A continuing rise in interest rates could result in a decline in the value of the bond investments held by an Underlying Fixed Income ETF. As a result, for the present, interest rate risk may be heightened.

Beacon Tactical Risk ETF | Fund of Funds Risk [Member]
●	Fund of Funds Risk. The Tactical Risk Fund pursues its investment objective by investing its assets in the Underlying Sector ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance depends on the investment performance of the Underlying Sector ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Sector ETFs that comprise the Underlying Index.

Beacon Tactical Risk ETF | Income Risk [Member]
●	Income Risk. An Underlying Fixed Income ETF’s income may decline if interest rates fall. This decline in income can occur because the Underlying Fixed Income ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in an index are substituted, or the Underlying Fixed Income ETF otherwise needs to purchase additional bonds.

Beacon Tactical Risk ETF | Interest Rate Risk [Member]
●	Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which an Underlying Fixed Income ETF may invest. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

Beacon Tactical Risk ETF | Investing in Underlying ETFs Risk [Member]
●	Investing in Underlying ETFs Risk. Underlying ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. Underlying ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. Underlying ETFs are also subject to investment advisory and other expenses, which will be indirectly paid by the Tactical Risk Fund. As a result, the cost of investing in the Tactical Risk Fund will be higher than the cost of investing directly in the Underlying ETFs and may be higher than other funds that invest directly in stocks and bonds. The Tactical Risk Fund may also be subject to certain other risks specific to each Underlying ETF.

Beacon Tactical Risk ETF | Limited History of Operations Risk [Member]
●	Limited History of Operations Risk. The Tactical Risk Fund is a new ETF with a limited history of operations for investors to evaluate.

Beacon Tactical Risk ETF | Market Risk [Member]
●	Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Tactical Risk Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Beacon Selective Risk ETF
Summary Section – Beacon Selective Risk ETF
Investment Objective.
The primary investment objective of the Beacon Selective Risk ETF (the “Selective Risk Fund”) is to seek to provide long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Selective Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below, when buying or selling shares of the Selective Risk Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Beacon Selective Risk ETF Beacon Selective Risk ETF
Management Fees	0.65%
Other Expenses	1.10%
Acquired Fund Fees and Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	1.83%
Fee Waiver and Expense Reimbursements	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.08%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Selective Risk Fund and is not a direct expense incurred by the Selective Risk Fund or deducted from the Selective Risk Fund assets.
[2]	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Selective Risk Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Selective Risk Fund to ensure that Total Annual Fund Operating Expenses for the Selective Risk Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Selective Risk Fund’s average net assets through June 30, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Selective Risk Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Selective Risk Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Selective Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Selective Risk Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through June 30, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Beacon Selective Risk ETF | Beacon Selective Risk ETF | USD ($)	110	503	920	2,086

Portfolio Turnover.

The Selective Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Selective Risk Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Selective Risk Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 208% of the average value of the portfolio.

Principal Investment Strategies.

The Selective Risk Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading.  The Selective Risk Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in the shares of Vanguard Sector exchange-traded funds (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular U.S. market sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index.

Under normal market conditions, the Selective Risk Fund will invest its assets in Underlying Sector ETFs with an equal weighting across 11 different U.S. market sectors – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The Selective Risk Fund intends to invest in one ETF for each market sector. The 11 sector ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector can swing performance dramatically in one direction or the other.

When selecting Underlying Sector ETFs, the Adviser searches for sector ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Sector ETFs are unaffiliated with the Adviser, and invest solely in U.S.-based issuers. The market capitalization of the underlying portfolio securities of the Underlying Sector ETFs vary and have no limit. Each Underlying Sector ETF varies in composition and may either be diversified or non-diversified. The number of portfolio companies in each of the Underlying Sector ETFs generally ranges from a lower-end of approximately 100 portfolio companies to a higher-end of approximately 400 portfolio companies.

The Selective Risk Fund also employs a proprietary targeted loss reduction strategy at the sector level. Each of the 11 sectors move and are monitored independently with each sector tracked by its own internally designed benchmark (each a “Sector Benchmark” and collectively, the “Sector Benchmarks”). Each Sector Benchmark is created by blending five proprietary moving averages that are designed to analyze each holding by evaluating its performance over the past 200 days through five different lenses; simple, time, exponential, volume, and volatility/adjustable. The simple moving average gives each day equal weighting. The time weighted moving average gives different weightings based on time, so that the most recent pricing gets greater weight. The exponential weighted average reviews a 200 day window, but in between the starting and ending points, the weighting for an individual’s day’s pricing increases exponentially. The volume weighted average looks at trading volume for each day, giving low weight to prices for days with low trading volume, and high weight for prices with high trading volume. The final moving average is based on volatility, using the standard deviation for the prior 200 days and the standard deviation for the past 30 days and comparing the two.

The blend of the five moving averages is used to determine the normal trading range for any given holding and provides the Adviser with each sector’s “bull” and “bear” trend lines in addition to its unique modified asset price. When a sector’s modified asset price crosses its “bear” trend line, the sector is deemed to be showing weakness and the position is subsequently sold. The sell proceeds are then invested either equally across an inflation-protected securities ETF, an intermediate-term bond ETF, a long-term bond ETF and an extended duration treasuries ETFs, or in a short-term bond ETF (each an “Underlying Fixed Income ETF” and, collectively, the “Underlying Fixed Income ETFs”) as described in more detail below. Conversely, when an already sold sector position has its modified asset price cross its “bull” trend line, the sector is deemed to be showing strength. As a result, the Underlying Fixed Income ETFs are liquidated and the Underlying Sector ETF position representing that particular sector is subsequently repurchased.

When the Selective Risk Fund initially sells out of an Underlying Sector ETF, it will invest the proceeds equally across an inflation-protected securities ETF, an intermediate-term bond ETF, a long-term bond ETF and an extended duration treasuries ETF when the Fixed Income portfolio is in its default state. The Adviser then monitors daily, fixed income index benchmarks that represent inflation-protected securities, intermediate-term bonds, long-term bonds and extended duration treasuries, respectively (each a “Fixed Income Benchmark” and, collectively, the “Fixed Income Benchmarks”). When a Fixed Income Benchmark representing inflation-protected securities, intermediate-term bonds, long-term bonds or extended duration treasuries falls below what the Adviser considers its low trading or “bear” trend line, determined in the same manner as described above for Sector Benchmarks, the Underlying Fixed Income Fund ETF representing that particular Fixed Income Benchmark is liquidated the following day, and the proceeds are invested in a short-term bond ETF. Conversely, when the Fixed Income Benchmark representing a previously liquidated Underlying Fixed Income ETF rises above what the Adviser considers its high trading or “bull” trend line, determined in the same manner as described above for Sector Benchmarks, the portion of the short-term bond ETF position represented by the previously liquidated ETF is liquidated the following day, and the proceeds are invested back into that Underlying Fixed Income ETF.

When selecting Underlying Fixed Income ETFs, the Adviser searches for fixed income ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Fixed Income ETFs are unaffiliated with the Adviser, and invest in medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds, U.S. Treasury securities, including inflation-protected public obligations issued by the U.S. Treasury. The Underlying Fixed Income ETFs generally seek to maintain a dollar-weighted average maturity and average duration consistent with the respective short-term bond, inflation protected securities, intermediate-term bond and extended duration treasury indices they track.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Selective Risk Fund. The following summarizes the principal risks of investing in the Fund. These risks affect the Fund directly as well as through the Underlying ETFs in which it invests.

●	Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Selective Risk Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

●	Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of an Underlying Fixed Income ETF’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Selective Risk Fund from buying or selling certain securities or financial instruments. In these circumstances, the Selective Risk Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	ETF Structure Risk. The Selective Risk Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Selective Risk Fund. The Selective Risk Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Selective Risk Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Equity Securities Risk. Fluctuations in the value of equity securities held by an Underlying Sector ETF will cause the net asset value (“NAV”) of the Underlying Sector ETF and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Underlying Sector ETF’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Fixed-Income Risk. The value of Underlying Fixed Income ETFs will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Underlying Fixed Income ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Underlying Fixed Income ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Underlying Fixed Income ETF (and the value of the Selective Risk Fund’s investment in Underlying Fixed Income ETF, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been to rise from historically low levels. A continuing rise in interest rates could result in a decline in the value of the bond investments held by an Underlying Fixed Income ETF. As a result, for the present, interest rate risk may be heightened.

●	Fund of Funds Risk. The Selective Risk Fund pursues its investment objective by investing its assets in the Underlying Sector ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance depends on the investment performance of the Underlying Sector ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Sector ETFs that comprise the Underlying Index.

●	Income Risk. An Underlying Fixed Income ETF’s income may decline if interest rates fall. This decline in income can occur because the Underlying Fixed Income ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in an index are substituted, or the Underlying Fixed Income ETF otherwise needs to purchase additional bonds.

●	Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which an Underlying Fixed Income ETF may invest. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

●	Investing in Underlying ETFs Risk. Underlying ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. Underlying ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. Underlying ETFs are also subject to investment advisory and other expenses, which will be indirectly paid by the Selective Risk Fund. As a result, the cost of investing in the Selective Risk Fund will be higher than the cost of investing directly in the Underlying ETFs and may be higher than other funds that invest directly in stocks and bonds. The Selective Risk Fund may also be subject to certain other risks specific to each Underlying ETF.

●	Limited History of Operations Risk. The Selective Risk Fund is a new ETF with a limited history of operations for investors to evaluate.

●	Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Selective Risk Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Performance.

Because the Selective Risk Fund is new and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually.  Updated performance information will be available at no cost at www.beaconinvestingetfs.com or by calling 1-866-439-9093. In the future, performance information will be presented in this section of the Prospectus.

The year to date performance of the Selective Risk Fund through the most recent quarter ended March 31, 2024 is 6.48%.

Beacon Selective Risk ETF | Active Management Risk [Member]
●	Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Selective Risk Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Beacon Selective Risk ETF | Credit Risk [Member]
●	Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of an Underlying Fixed Income ETF’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Beacon Selective Risk ETF | Early Close/Trading Halt Risk [Member]
●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Selective Risk Fund from buying or selling certain securities or financial instruments. In these circumstances, the Selective Risk Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Beacon Selective Risk ETF | ETF Structure Risk [Member]
●	ETF Structure Risk. The Selective Risk Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Selective Risk Fund. The Selective Risk Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Selective Risk Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Beacon Selective Risk ETF | Authorized Participant Risk [Member]
○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Selective Risk Fund. The Selective Risk Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Selective Risk Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Beacon Selective Risk ETF | Not Individually Redeemable [Member]
○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Beacon Selective Risk ETF | Trading Issues [Member]
○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Beacon Selective Risk ETF | Market Price Variance Risk [Member]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.
■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Beacon Selective Risk ETF | Equity Securities Risk [Member]
●	Equity Securities Risk. Fluctuations in the value of equity securities held by an Underlying Sector ETF will cause the net asset value (“NAV”) of the Underlying Sector ETF and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Underlying Sector ETF’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Beacon Selective Risk ETF | Fixed-Income Risk [Member]
●	Fixed-Income Risk. The value of Underlying Fixed Income ETFs will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Underlying Fixed Income ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Underlying Fixed Income ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Underlying Fixed Income ETF (and the value of the Selective Risk Fund’s investment in Underlying Fixed Income ETF, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been to rise from historically low levels. A continuing rise in interest rates could result in a decline in the value of the bond investments held by an Underlying Fixed Income ETF. As a result, for the present, interest rate risk may be heightened.

Beacon Selective Risk ETF | Fund of Funds Risk [Member]
●	Fund of Funds Risk. The Selective Risk Fund pursues its investment objective by investing its assets in the Underlying Sector ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance depends on the investment performance of the Underlying Sector ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Sector ETFs that comprise the Underlying Index.

Beacon Selective Risk ETF | Income Risk [Member]
●	Income Risk. An Underlying Fixed Income ETF’s income may decline if interest rates fall. This decline in income can occur because the Underlying Fixed Income ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in an index are substituted, or the Underlying Fixed Income ETF otherwise needs to purchase additional bonds.

Beacon Selective Risk ETF | Interest Rate Risk [Member]
●	Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which an Underlying Fixed Income ETF may invest. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

Beacon Selective Risk ETF | Investing in Underlying ETFs Risk [Member]
●	Investing in Underlying ETFs Risk. Underlying ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. Underlying ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. Underlying ETFs are also subject to investment advisory and other expenses, which will be indirectly paid by the Selective Risk Fund. As a result, the cost of investing in the Selective Risk Fund will be higher than the cost of investing directly in the Underlying ETFs and may be higher than other funds that invest directly in stocks and bonds. The Selective Risk Fund may also be subject to certain other risks specific to each Underlying ETF.

Beacon Selective Risk ETF | Limited History of Operations Risk [Member]
●	Limited History of Operations Risk. The Selective Risk Fund is a new ETF with a limited history of operations for investors to evaluate.

Beacon Selective Risk ETF | Market Risk [Member]
●	Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Selective Risk Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.